Leases (Details) - Schedule of Maturities of the Operating Lease Liabilities ¥ in Thousands	Aug. 31, 2024 CNY (¥)
Fiscal year ending
August 2025	¥ 154,767
August 2026	153,237
August 2027	154,432
August 2028	146,373
August 2029	147,873
August 2030 and thereafter	1,217,538
Total future undiscounted lease payments	1,974,220
Less: imputed interest	462,922
Total present value of operating lease liabilities	¥ 1,511,298